                         CIGNA INTERNATIONAL STOCK FUND
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998


                 [HORIZONTAL GLOBE GRAPHIC APPEARS UNDER TEXT]

CIGNA INTERNATIONAL STOCK FUND

INVESTMENTS IN SECURITIES (Unaudited)
JUNE 30, 1998


                                                                                        NUMBER                 MARKET
                                                                                       OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
EQUITIES - 91.1%
ARGENTINA - 0.4%
Banco Galicia Y Buenos ADR** (Banking)                                                      400         $        7,300
Telecom  Argentina ADR** (Multi-Industry)                                                   390                 11,627
Telefonica de Argentina ADR** (Telecommunication)                                           500                 16,219
                                                                                                     ------------------

                                                                                                                35,146
                                                                                                     ------------------

AUSTRALIA - 0.6%
Ausmelt Ltd. (Metal)*                                                                    18,750                  8,380
Meekatharra Minerals (Mining)*                                                          225,000                 19,554
Savage Resources (Mining)*                                                               50,000                 18,002
Star Mining Corp. (Mining)*                                                             870,000                  3,240
                                                                                                     ------------------

                                                                                                                49,176
                                                                                                     ------------------

BELGIUM - 0.4%
Union Miniere (Metal)                                                                       500                 30,922
                                                                                                     ------------------

BRAZIL - 2.5%
Telecomunicacoes Brasileir ADR** (Telecommunication)                                      2,000                218,375
                                                                                                     ------------------

CANADA - 1.9%
Alberta Energy Corp. (Energy)                                                             3,000                 70,130
Berkley Petroleum Corp. (Oil & Gas)                                                       6,000                 46,889
Canadian Imperial Bank Toronto (Banking)                                                  1,660                 54,147
                                                                                                     ------------------

                                                                                                               171,166
                                                                                                     ------------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1998

                                                                                        NUMBER                 MARKET
                                                                                       OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
CHILE - 0.4%
Embotelladora Andina SA ADR** (Beverages & Tobacco)                                         885          $      15,488
Maderas Y Sinteticos ADR** (Forest Products & Paper)                                        565                  4,591
Quimica Y Minera ADR** (Metals)                                                             340                 11,390
                                                                                                     ------------------

                                                                                                                31,469
                                                                                                     ------------------

DENMARK - 3.1%
Carli Gry International (Retail)                                                          1,000                 80,792
GN Store Nord (Telecommunication)                                                         3,000                 91,710
Novo Nordisk (Health & Personal Care)                                                       725                100,051
                                                                                                     ------------------

                                                                                                               272,553
                                                                                                     ------------------

FINLAND - 1.6%
Nokia AB (Telecommunication)                                                              1,400                103,064
Merita (Banking)                                                                          5,600                 36,986
                                                                                                     ------------------

                                                                                                               140,050
                                                                                                     ------------------

FRANCE - 8.8%
AXA (Insurance)                                                                             742                 83,458
Banque Nationale de  Paris (Banking)                                                      2,103                171,838
Banque Paribas (Banking)                                                                    625                 66,886
ELF Aquitaine (Oil)                                                                         965                135,675
France Telecom (Telecommunication)                                                        1,300                 89,667
Havas (Broadcasting & Publishing)                                                         2,135                181,163
Suez Lyonn Eaux (Business & Public Services)                                                330                 54,311
                                                                                                     ------------------

                                                                                                               782,998
                                                                                                     ------------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1998

                                                                                    NUMBER                 MARKET
                                                                                   OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
GERMANY - 10.7%
Allianz AG Holdings (Insurance)                                                             250          $      83,382
Allianz (Insurance) Rights*                                                                   7                  2,315
Bankgesell Berlin (Banking)                                                               3,360                 69,307
Bayer AG (Chemicals)                                                                        800                 41,432
Commerzbank AG (Banking)                                                                  1,392                 53,026
Deutsche Bank AG (Banking)                                                                1,095                 92,654
Deutsche Telekom AG (Telecommunication)                                                   4,357                119,347
Dresdner Bank AG (Banking)                                                                1,575                 85,149
Man AG (Machinery & Engineering)                                                            130                 50,747
Mannesman AG (Machinery/General Industries)                                               1,500                154,288
SAP AG (Electronics)                                                                        225                152,832
Siemens AG (Electricals & Electronics)                                                      765                 46,724
                                                                                                     ------------------

                                                                                                               951,203
                                                                                                     ------------------

GREECE - 1.1%
Commercial Bank Greece (Banking)                                                            790                 58,668
Ergo Bank (Banking)                                                                         450                 38,504
                                                                                                     ------------------

                                                                                                                97,172
                                                                                                     ------------------

HONG KONG - 2.1%
China Telecom (Telecommunication)                                                        40,000                 69,437
HSBC Holdings (Banking)                                                                   3,200                 78,265
Tem Fat Hing Fung Holdings (Retail)                                                     600,000                 36,396
                                                                                                     ------------------

                                                                                                               184,098
                                                                                                     ------------------


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1998

                                                                                        NUMBER                 MARKET
                                                                                       OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
ITALY - 4.2%
Assicurazioni Generali (Insurance)                                                        1,750          $      56,930
Banca Commerciale Italiana (Banking)                                                     12,150                 72,691
Credito Italiano (Banking)                                                               13,950                 73,057
Mediolanum (Insurance)                                                                    1,680                 53,329
San Paolo (Banking)                                                                       2,650                 38,257
Telecom Italia (Telecommunication)                                                       10,069                 74,154
                                                                                                     ------------------

                                                                                                               368,418
                                                                                                     ------------------

JAPAN - 12.7%
Fujitsu Ltd. (Electronics)                                                                6,000                 63,354
Ibiden (Electrical Machinery)                                                             5,000                 69,249
Isetan Co. (Merchandising)                                                               10,000                 83,894
Matsushita Electric (Appliances & Household Durables)                                     3,000                 48,384
Minebea Co. (Machinery)                                                                   5,000                 49,939
NEC Corp. (Electrical Machinery)                                                          8,000                 74,810
Nippon Telephone & Telegraph (Telecommunication)                                             10                 83,171
Nomura Securities (Financial Services)                                                   10,000                116,800
NTT Data Communications Systems (Data Processing)                                             1                 36,233
Orix Corp. (Financial Services)                                                           1,000                 67,766
Seven Eleven Japan (Merchandising)                                                        1,000                 59,738
Sony Corp. (Electronics)                                                                  1,500                129,638
Sumitomo Real Estate Sales (Real Estate)                                                 10,000                 86,063
Sumitomo Realty & Development (Real Estate)                                              10,000                 44,261
Tokyo Electronics (Electronic Components & Instruments)                                   2,000                 61,474
Tokyo Seimitsu Co. (Machinery & Engineering)                                              2,000                 50,626
                                                                                                     ------------------

                                                                                                             1,125,400
                                                                                                     ------------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1998

                                                                                        NUMBER                 MARKET
                                                                                       OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
MEXICO - 1.9%
Telefonos de Mexico SA ADR** (Telecommunication)                                          3,500           $    168,219
                                                                                                     ------------------

NETHERLANDS - 5.6%
Aegon NV (Insurance)                                                                        770                 67,047
Baan Company NV (Electronic Components)                                                   1,190                 42,794
Ing Groep NV (Insurance & Finance)                                                          973                 63,758
Koninklijke PTT Nederland (Telecommunication)                                             1,400                 53,927
Philips Electronics (Electronics)                                                         1,050                 88,329
Randstad Holdings (Business & Public Services)                                            1,050                 63,276
Royal Dutch Petroleum (Energy)                                                            1,400                 77,688
TNT Post Groep NV (Telecommunication)                                                     1,400                 35,813
                                                                                                     ------------------

                                                                                                               492,632
                                                                                                     ------------------

NEW ZEALAND - 2.6%
Air NewZealand (Airline)                                                                 15,000                 16,157
Carter Holt Harvey Ltd. (Forest Products)                                                60,000                 52,451
Fernz Corp. (Chemicals)                                                                  10,000                 22,375
Fletcher Challenge Forests (Forest Products)                                             83,000                 46,644
Shortland Properties (Real Estate)                                                      170,000                 57,499
Sky City (Leisure & Tourism)                                                             15,000                 37,075
                                                                                                     ------------------

                                                                                                               232,201
                                                                                                     ------------------

NORWAY - 0.5%
Det Sondenfjeld Norske (Transportation)                                                   2,600                 45,796
                                                                                                     ------------------

PORTUGAL - 1.2%
Banco Commercial Portugues (Banking)                                                      1,776                 50,461
Telecel Comunicacoe Passoai (Telecommunication)                                             300                 53,304
                                                                                                     ------------------

                                                                                                               103,765
                                                                                                    -------------------


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1998


                                                                                        NUMBER                 MARKET
                                                                                       OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
SINGAPORE - 0.8%
Overseas-Chinese Banking Corp., Ltd. (Banking)                                            2,760         $        9,418
Singapore Telecom (Telecommunication)                                                    47,000                 66,944
                                                                                                     ------------------

                                                                                                                76,362
                                                                                                     ------------------

SOUTH AFRICA - 0.4%
Gold Fields of South Africa (Mining)                                                      1,700                 19,494
Western Areas Gold Mining (Mining)                                                        6,022                 19,295
                                                                                                     ------------------

                                                                                                                38,789
                                                                                                     ------------------

SPAIN - 3.6%
Banco Bilbao Vizcaya (Banking)                                                            1,500                 76,981
Banco Santander (Banking)                                                                 2,808                 71,871
Corp Fin Reunida (Miscellaneous)                                                          4,000                 60,385
Tabacalera  (Food & Household Products)                                                   1,000                 20,476
Telefonica (Telecommunication)                                                            2,000                 92,468
                                                                                                     ------------------

                                                                                                               322,181
                                                                                                     ------------------

SWEDEN - 2.9%
Astra AB (Health & Personal Care)                                                         3,000                 61,309
Ericsson (Telecommunication)                                                              2,600                 75,953
Foreningssparbanken (Banking)                                                             2,000                 60,181
Skandia Foersaekrings AB (Insurance)                                                      4,500                 64,318
                                                                                                     ------------------

                                                                                                               261,761
                                                                                                     ------------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1998

                                                                                        NUMBER                 MARKET
                                                                                       OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 5.6%
Adecco SA (Miscellaneous)                                                                   160          $      72,271
Credit Suisse Group (Banking)                                                               350                 78,006
Liechentenstein Global Trust (Banking)                                                       50                 54,811
Nestle SA (Food & Household Products)                                                        35                 75,025
Novartis AG (Health & Personal Care)                                                         38                 63,337
Roche Holdings AG (Health & Personal Care)                                                    7                 68,854
UBS AG (Financial Services)                                                                 215                 83,205
                                                                                                     ------------------

                                                                                                               495,509
                                                                                                     ------------------

UNITED KINGDOM - 15.5%
Associated British Ports Holdings PLC (Transportation)                                    4,000                 22,240
British Telecommunications PLC (Telecommunications)                                       5,500                 67,957
Cadbury Schweppes (Bevarages & Tobacco)                                                  10,000                154,865
Centrica (Electrical & Gas)                                                              60,000                101,434
Diageo PLC (Brewing)                                                                      6,912                 81,941
Flextech PLC (Media)                                                                     10,000                 92,501
Glaxo Wellcome  (Pharmaceutical)                                                          5,000                150,189
Imperial Chemical Industry (Chemicals)                                                    3,800                 61,038
Land Securities (Real Estate)                                                             5,000                 77,349
National Westminister (Banking)                                                           8,000                143,060
Pearson (Broadcasting & Publishing)                                                       3,900                 71,500
Prudential Corp. PLC (Life Assurance)                                                     8,539                112,563
Shell Transport & Trading (Energy)                                                       15,000                105,692
Smithkline Beecham (Health & Personal Care)                                              11,000                134,352
                                                                                                     ------------------

                                                                                                             1,376,681
                                                                                                     ------------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1998

                                                                                        NUMBER                 MARKET
                                                                                       OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
VENEZEULA - 0.0%
Corimon C A S A C A ADR** (Pollution Control)                                               140        $           298
                                                                                                     ------------------

TOTAL EQUITIES (Cost $6,700,862)                                                                             8,072,340
                                                                                                     ------------------

CONVERTIBLE BONDS - 1.2%
        (Cost - $100,000)
Bell Atlantic, 5.75%, 4/1/2003 (Telecommunication) (USA)                                100,000                102,625
                                                                                                     ------------------

WARRANTS - 2.1%
Ausmelt Ltd. (Metal) (Australia), 1999*                                                   3,750                     70
BTR PLC (Diversified) (United Kingdom), 1998*                                               229                      1
Electronic Resources (Electronics) (Singapore), Exp. 2001*                               10,309                  1,835

Randfontein (Mining) (South Africa), Exp 2002*                                              782                    435
Westpac Banking Co. (Banking) (Australia), Exp. 2000*                                    30,000                167,602
                                                                                                     ------------------

TOTAL WARRANTS (Cost $118,770)                                                                                 169,943
                                                                                                     ------------------

TOTAL INVESTMENTS IN SECURITIES - 94.2%
        (Total Cost - $6,919,632)                                                                      $    8,344,908
Cash and Other Assets Less Liabilities - 5.8%                                                                  511,140
                                                                                                     ------------------

NET ASSETS - 100.0%
(equivalent to $12.35 per share based on 716,803
        shares outstanding)                                                                            $    8,856,048
                                                                                                     ==================

*       Non-income Producing Securities.
** An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)



ASSETS:
Investments in securities at value (Cost - $6,919,632)                                       $     8,344,908
Foreign currency (Cost - $503,212)                                                                   490,657
Cash on deposit with custodian                                                                        58,682
Dividends receivable                                                                                  31,838
Receivable for investments sold                                                                      211,582
Receivable from advisor                                                                               10,394
Investment for Trustees' deferred compensation plan (Cost - $13,247)                                  17,108
                                                                                           ------------------

      TOTAL ASSETS                                                                                 9,165,169
                                                                                           ------------------

LIABILITIES:
Payable for investments purchased                                                                    242,394
Payable for Trustees' deferred compensation plan                                                      17,108
Other accrued expenses                                                                                49,619
                                                                                           ------------------

      TOTAL LIABILITIES                                                                              309,121
                                                                                           ------------------

NET ASSETS (applicable to 716,803 shares of beneficial interest with par value of $.001 per share issued and outstanding; unlimited number of shares
    authorized)                                                                              $     8,856,048
                                                                                           ==================

Shares outstanding                                                                                   716,803
                                                                                           ==================

Net asset value, offering price and redemption price per share                               $         12.35
                                                                                           ==================

COMPONENTS OF NET ASSETS:
Paid in capital                                                                              $     7,588,167
Overdistributed net investment income                                                                (21,803)
Net unrealized appreciation of investments and
      foreign currencies                                                                           1,416,436
Accumulated net realized loss on investments                                                        (126,752)
                                                                                           ------------------

NET ASSETS                                                                                       $ 8,856,048
                                                                                           ==================


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)


INVESTMENT INCOME
INCOME:
      Dividends (net of foreign taxes withheld of $15,067)                                         $    110,234
      Interest                                                                                            3,274
                                                                                              ------------------

                                                                                                        113,508
EXPENSES:
      Custodian fees and expenses                                                                        47,649
      Investment advisory fees                                                                           34,011
      Auditing and legal fees                                                                            16,678
      Administrative services                                                                             8,421
      Other                                                                                               8,817
                                                                                              ------------------

      Total expenses                                                                                    115,576

      Less expenses waived by investment advisor                                                        (68,810)
                                                                                              ------------------

      Net expenses                                                                                       46,766
                                                                                              ------------------

NET INVESTMENT INCOME                                                                                    66,742
                                                                                              ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
      FOREIGN CURRENCIES AND OTHER NET ASSETS:
      Net realized gain from securities transactions                                                     14,376
      Net realized loss on foreign currencies and forward
           foreign exchange contracts                                                                   (27,849)
      Net unrealized appreciation of investments                                                      1,046,650
      Net unrealized appreciation of foreign currencies and
           other net assets                                                                                 336
                                                                                              ------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
      FOREIGN CURRENCIES AND OTHER NET ASSETS                                                         1,033,513
                                                                                              ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $  1,100,255
                                                                                              ==================

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND


STATEMENT OF CHANGES IN NET ASSETS                                            (UNAUDITED)
                                                                             6 MOS. ENDED           YEAR ENDED
                                                                               JUNE 30,             DECEMBER 31,
                                                                                 1998                   1997
                                                                           ------------------     ------------------

OPERATIONS:
Net investment income                                                          $      66,742          $      34,668
Net realized gain (loss) from securities transactions
      and foreign currency transactions                                               14,376                (78,611)
Net unrealized appreciation (depreciation) of investments,
      deferred compensation plan, foreign currencies
      and other net assets                                                         1,019,137               (269,711)
                                                                           ------------------     ------------------

Net increase (decrease) in net assets from operations                              1,100,255               (313,654)
                                                                           ------------------     ------------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                                                 -                (59,133)

In excess of net investment income                                                         -                (38,332)

From net realized capital gains                                                            -                (65,764)
                                                                           ------------------     ------------------

Total distributions to shareholders                                                        -               (163,229)
                                                                           ------------------     ------------------

CAPITAL SHARE TRANSACTIONS:
Net asset value of shares issued to shareholders
      in reinvestment of dividends and distributions                                       -                163,229
                                                                           ------------------     ------------------

Net increase from capital share transactions                                               -                163,229
                                                                           ------------------     ------------------

Net increase (decrease) in net assets                                              1,100,255               (313,654)

NET ASSETS:
Beginning of period                                                                7,755,793              8,069,447
                                                                           ------------------     ------------------

End of period (including overdistributed net investment
      income of $21,803 and $88,545 respectively)                                $ 8,856,048            $ 7,755,793
                                                                           ==================     ==================

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND  Notes to Financial Statements (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA International Stock Fund (the "Fund") was organized as the sole series of CIGNA Institutional Funds Group, a Massachusetts business trust (the "Trust") on August 10, 1992 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's objective is to provide long-term growth of capital by investing primarily in common stocks, preferred stocks and convertible debt of companies based outside the United States. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a United States or foreign securities exchange are valued at the last sale price or, if there is no such price available, at the last bid price. Portfolio securities that are traded on foreign securities exchanges are generally valued at the preceding closing prices of such securities on their respective exchanges. A security that is listed or traded on more than one exchange is valued on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price which may be based on valuations furnished from a pricing service or from independent securities dealers. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when such information becomes available, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclass to paid in capital may be required.

E. CURRENCY TRANSLATION AND FORWARD CURRENCY CONTRACTS - Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates as follows: assets and liabilities at the rate of exchange at the end of the period, purchases and sales of securities and expenses at the rate of exchange prevailing on the dates of such transactions. The Fund from time to time may enter into foreign currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and

CIGNA INTERNATIONAL STOCK FUND Notes to Financial Statements (Unaudited) (Continued)

from the U.S. dollar. The Fund enters into these transactions either on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency exchange contracts to purchase or sell foreign currencies. Realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains and losses arising from the sale of holdings of foreign currencies, foreign currency exchange rate fluctuations between trade dates and settlement dates on securities transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.80% applied to the average daily net assets of the Fund. CII has voluntarily agreed to reimburse such portion of its fee and absorb other expenses as is necessary to cause the total annual operating expenses of the Fund not to exceed 1.10% of the Fund's average daily net assets (1.25% prior to July 1, 1996).

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1998, the Fund paid or accrued $8,421.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $4,880,550 and $4,802,939, respectively, for the six months ended June 30, 1998. As of June 30, 1998 the cost of securities for Federal income tax purposes was $6,919,632. At June 30, 1998, unrealized appreciation for Federal income tax purposes aggregated $1,412,768 of which $2,041,080 related to appreciated securities and $628,312 related to depreciated securities.

5. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest with a par value of $.001 per share. All of the shares outstanding at December 31, 1997 were owned by the Century Indemnity Company, an indirect wholly-owned subsidiary of CIGNA Corporation. There were no transactions in capital stock for the six months ended June 30, 1998. The only transactions in capital stock for the year ended December 31, 1997 were the reinvestment of dividends and distributions in the amount of $163,229 resulting in 14,195 additional shares.

6. POST OCTOBER LOSSES. Under current tax law, certain net long-term capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 1997, the Fund will elect to defer losses of $40,247 occurring between November 1, 1997 and December 31, 1997.

CIGNA INTERNATIONAL STOCK FUND Notes to Financial Statements (Unaudited) (Continued)

7. FINANCIAL HIGHLIGHTS. The following selected per share data is computed on the basis of a share outstanding throughout each period.

------------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
                                   6 Months Ended                Year Ended December 31,        January 11, 1993*
                                      June 30,                                                        through
                                        1998       1997        1996       1995       1994       December 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD $  10.82    $  11.48     $  11.27    $  11.77   $  13.21      $   10.00
INCOME FROM INVESTMENT OPERATIONS

Net investment income**                  0.09        0.05         0.08        0.15       0.04           0.09
Net realized and unrealized gains
  (losses) on securities
  transactions, foreign currencies
  and forward foreign exchange
  contracts                              1.44       (0.48)        0.62        0.23       0.33           4.18
                                       -------     -------      -------     -------    -------        -------
TOTAL FROM INVESTMENT OPERATIONS         1.53       (0.43)        0.70        0.38       0.37           4.27
                                       -------     -------      -------     -------    -------        -------
LESS DISTRIBUTIONS:
Distributions from net investment
  income                                   -        (0.05)       (0.08)      (0.15)     (0.04)         (0.09)
Distributions in excess of net
  investment income                        -        (0.09)       (0.12)      (0.12)        -           (0.02)
Distributions from realized capital
  gains                                    -        (0.09)       (0.29)      (0.61)     (1.77)         (0.95)
                                       -------     -------      -------     -------    -------        -------
TOTAL DISTRIBUTIONS                        -        (0.23)       (0.49)      (0.88)     (1.81)         (1.06)
                                       -------     -------      -------     -------    -------        -------
NET ASSET VALUE, END OF PERIOD       $  12.35    $  10.82    $   11.48   $   11.27  $   11.77     $    13.21
                                       -------     -------      -------     -------    -------        -------
TOTAL INVESTMENT RETURN                 14.14%      -3.84%        6.36%       3.40%      2.77%         42.73%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (000 omitted)                      $  8,856     $ 7,756     $  8,069     $ 7,581   $  7,335      $   7,136
Ratio of operating expenses to
  average net assets (a)                 0.55%       1.10%        1.12%       1.14%      1.25%          1.25%
Ratio of net investment income to
  average net assets (b)                 0.78%       0.42%        0.63%       0.37%      0.32%          0.75%
Portfolio turnover                         60%         82%          60%         63%        63%            66%
Average commission rate***           $  0.010     $ 0.009     $  0.012

a. Ratios of expenses to average net assets prior to expense reimbursements were 1.35%, 2.48%, 2.61%, 2.59%,2.35% and 2.67%, respectively, for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994 and 1993. Per share expenses prior to reduction were $0.16, $0.29, $0.29, $0.28, $0.29 and $0.30, respectively.
b. Ratios of net investment income to average net assets prior to expense reimbursements were (0.02)%, (0.96)%,(0.85)%, (1.08)%, (0.78)% and
          (0.73)%, respectively, for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994 and 1993. Per share net investment loss amounts prior to reduction were $(0.00), $(0.11), $(0.10), $(0.12), $(0.10) and $(0.08), respectively.
*         Commencement of operations.
** Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
*** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rule structures may differ.